EQUITY - Non-wholly Owned Subsidiaries that Have Material Non-controlling Interests (Details) - USD ($) $ in Millions		12 Months Ended
	Jun. 03, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 20, 2022
Disclosure of subsidiaries [line items]
Net income attributable to non-controlling interests		$ 236	$ 609	$ 155
Non-controlling interests		2,438	2,238
Current assets		37,118	34,939
Non-current assets		57,429	55,573
Total assets		94,547	90,512
Current liabilities		22,398	24,167
Non-current liabilities		16,559	15,001
Income (loss) from continuing operations		9,538	15,565	(578)
Total comprehensive income (loss)		7,703	17,891	(1,404)
Net cash provided by / (used in) operating activities		10,203	9,905	4,082
Net cash provided by / (used in) investing activities		(4,483)	(340)	(2,011)
Net cash provided by / (used in) financing activities		(477)	(10,898)	(1,498)
Impact of currency movements on cash		(158)	(55)	163
Cash and cash equivalents:
At the beginning of the year		4,215	5,600	4,867
At the end of the year		9,300	4,215	5,600
Dividend to non-controlling interests		(331)	(260)	(181)
Subsidiaries with material non-controlling interests
Disclosure of subsidiaries [line items]
Net income attributable to non-controlling interests		236	609	155
Non-controlling interests		$ 2,438	$ 2,238
AMSA
Disclosure of subsidiaries [line items]
% of non-controlling interests and non-controlling voting rights (in percent)		30.78%	30.78%
Net income attributable to non-controlling interests		$ 55	$ 151	(34)
Non-controlling interests		198	160
Current assets		1,124	1,229
Non-current assets		608	554
Total assets		1,732	1,783
Current liabilities		762	901
Non-current liabilities		327	362
Total net assets		643	520
Revenue		2,516	2,695	1,526
Income (loss) from continuing operations		177	489	(110)
Total comprehensive income (loss)		178	491	(138)
Net cash provided by / (used in) operating activities		22	180	30
Net cash provided by / (used in) investing activities		(69)	(85)	(13)
Net cash provided by / (used in) financing activities		5	(49)	77
Impact of currency movements on cash		(4)	(16)	19
Cash and cash equivalents:
At the beginning of the year		203	173	60
At the end of the year		157	203	173
Dividend to non-controlling interests		$ 0	$ 0	0
Sonasid
Disclosure of subsidiaries [line items]
% of non-controlling interests and non-controlling voting rights (in percent)		67.57%	67.57%
Net income attributable to non-controlling interests		$ 5	$ 9	0
Non-controlling interests		$ 103	118
Proportion of ownership interest in subsidiary (in percent)		32.43%
Current assets		$ 280	232
Non-current assets		98	107
Total assets		378	339
Current liabilities		193	124
Non-current liabilities		32	43
Total net assets		153	172
Revenue		471	480	324
Income (loss) from continuing operations		9	15	(1)
Total comprehensive income (loss)		15	17	3
Net cash provided by / (used in) operating activities		30	23	39
Net cash provided by / (used in) investing activities		(14)	(6)	(5)
Net cash provided by / (used in) financing activities		(15)	(4)	(1)
Impact of currency movements on cash		(11)	(6)	6
Cash and cash equivalents:
At the beginning of the year		99	92	53
At the end of the year		89	99	92
Dividend to non-controlling interests		$ (10)	$ (2)	0
Sonasid | Nouvelles Sidérurgies Industrielles
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary (in percent)	64.86%	64.86%
ArcelorMittal Kryvyi Rih
Disclosure of subsidiaries [line items]
% of non-controlling interests and non-controlling voting rights (in percent)		4.87%	4.87%
Net income attributable to non-controlling interests		$ (68)	$ 45	(1)
Non-controlling interests		74	187
Current assets		801	1,657
Non-current assets		1,186	3,043
Total assets		1,987	4,700
Current liabilities		493	787
Non-current liabilities		165	284
Total net assets		1,329	3,629
Revenue		1,435	4,015	2,348
Income (loss) from continuing operations		(1,429)	920	17
Total comprehensive income (loss)		(1,386)	918	14
Net cash provided by / (used in) operating activities		77	778	697
Net cash provided by / (used in) investing activities		(73)	(313)	(212)
Net cash provided by / (used in) financing activities		(20)	(449)	(485)
Impact of currency movements on cash		(6)	1	(11)
Cash and cash equivalents:
At the beginning of the year		48	31	42
At the end of the year		26	48	31
Dividend to non-controlling interests		$ 0	$ (17)	0
Belgo Bekaert Arames ("BBA")
Disclosure of subsidiaries [line items]
% of non-controlling interests and non-controlling voting rights (in percent)		45.00%	45.00%
Net income attributable to non-controlling interests		$ 60	$ 127	33
Non-controlling interests		215	187
Current assets		362	392
Non-current assets		160	124
Total assets		522	516
Current liabilities		107	149
Non-current liabilities		15	23
Total net assets		400	344
Revenue		1,032	1,021	650
Income (loss) from continuing operations		141	272	75
Total comprehensive income (loss)		140	273	79
Net cash provided by / (used in) operating activities		202	90	86
Net cash provided by / (used in) investing activities		(59)	(5)	(12)
Net cash provided by / (used in) financing activities		(156)	(72)	(65)
Impact of currency movements on cash		0	(2)	(2)
Cash and cash equivalents:
At the beginning of the year		31	20	13
At the end of the year		18	31	20
Dividend to non-controlling interests		$ (71)	$ (22)	(27)
Hera Ermac
Disclosure of subsidiaries [line items]
% of non-controlling interests and non-controlling voting rights (in percent)		0.00%	0.00%
Net income attributable to non-controlling interests		$ 0	$ 0	0
Non-controlling interests		855	855
Current assets		704	685
Non-current assets		953	976
Total assets		1,657	1,661
Current liabilities		64	55
Non-current liabilities		102	54
Total net assets		1,491	1,552
Revenue		0	0	0
Income (loss) from continuing operations		(55)	(4)	(208)
Total comprehensive income (loss)		(55)	(4)	(208)
Net cash provided by / (used in) operating activities		17	5	(209)
Net cash provided by / (used in) investing activities		(11)	8	208
Net cash provided by / (used in) financing activities		(6)	(13)	1
Impact of currency movements on cash		0	0	0
Cash and cash equivalents:
At the beginning of the year		0	0	0
At the end of the year		0	0	0
Dividend to non-controlling interests		$ 0	$ 0	0
AMMC
Disclosure of subsidiaries [line items]
% of non-controlling interests and non-controlling voting rights (in percent)		15.00%	15.00%
Net income attributable to non-controlling interests		$ 183	$ 257	127
Non-controlling interests		492	527
Current assets		1,444	2,058
Non-current assets		3,029	3,038
Total assets		4,473	5,096
Current liabilities		480	640
Non-current liabilities		460	623
Total net assets		3,533	3,833
Revenue		3,467	3,997	2,746
Income (loss) from continuing operations		1,171	1,713	849
Total comprehensive income (loss)		1,273	1,796	747
Net cash provided by / (used in) operating activities		1,159	2,310	922
Net cash provided by / (used in) investing activities		432	(844)	(137)
Net cash provided by / (used in) financing activities		(1,601)	(1,375)	(870)
Impact of currency movements on cash		0	0	0
Cash and cash equivalents:
At the beginning of the year		216	125	210
At the end of the year		206	216	125
Dividend to non-controlling interests		$ (237)	$ (202)	(126)
Arceo
Disclosure of subsidiaries [line items]
% of non-controlling interests and non-controlling voting rights (in percent)		62.86%	62.86%
Net income attributable to non-controlling interests		$ 1	$ 2	2
Non-controlling interests		144	153
Current assets		191	196
Non-current assets		42	53
Total assets		233	249
Current liabilities		0	0
Non-current liabilities		0	0
Total net assets		233	249
Revenue		0	0	0
Income (loss) from continuing operations		2	3	4
Total comprehensive income (loss)		2	3	4
Net cash provided by / (used in) operating activities		6	8	8
Net cash provided by / (used in) investing activities		6	19	20
Net cash provided by / (used in) financing activities		(3)	(5)	(6)
Impact of currency movements on cash		(5)	(6)	5
Cash and cash equivalents:
At the beginning of the year		89	73	46
At the end of the year		93	89	73
Dividend to non-controlling interests		$ (2)	$ (3)	(3)
AM Liberia
Disclosure of subsidiaries [line items]
% of non-controlling interests and non-controlling voting rights (in percent)		15.00%	15.00%
Net income attributable to non-controlling interests		$ 0	$ 4	28
Non-controlling interests		(173)	(218)
Fully settled capital increase					$ 300
Fully settled capital increase on behalf of non-controlling interests					$ 45
Current assets		371	176
Non-current assets		423	158
Total assets		794	334
Current liabilities		1,727	1,559
Non-current liabilities		36	46
Total net assets		(969)	(1,271)
Revenue		303	372	361
Income (loss) from continuing operations		4	63	192
Total comprehensive income (loss)		4	63	192
Net cash provided by / (used in) operating activities		154	214	223
Net cash provided by / (used in) investing activities		(452)	(78)	(19)
Net cash provided by / (used in) financing activities		300	(135)	(204)
Impact of currency movements on cash		0	0	0
Cash and cash equivalents:
At the beginning of the year		2	1	1
At the end of the year		4	2	1
Dividend to non-controlling interests		$ 0	$ 0	0
ArcelorMittal Texas HBI
Disclosure of subsidiaries [line items]
% of non-controlling interests and non-controlling voting rights (in percent)		20.00%	0.00%
Net income attributable to non-controlling interests		$ (9)	$ 0	0
Non-controlling interests		225	0
Current assets		311
Non-current assets		963
Total assets		1,274
Current liabilities		113
Non-current liabilities		31
Total net assets		1,130
Revenue		462
Income (loss) from continuing operations		(43)
Total comprehensive income (loss)		(43)
Net cash provided by / (used in) operating activities		125
Net cash provided by / (used in) investing activities		(133)
Net cash provided by / (used in) financing activities		0
Impact of currency movements on cash		0
Cash and cash equivalents:
At the beginning of the year		12
At the end of the year		4	12
Dividend to non-controlling interests		0
Other
Disclosure of subsidiaries [line items]
Net income attributable to non-controlling interests		9	14	$ 0
Non-controlling interests		$ 305	$ 269
Nouvelles Sidérurgies Industrielles
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary (in percent)	50.00%	50.00%